Revenues - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Revenue recognized contract liability	¥ 16,118	$ 2,208
General and Administrative Expense [Member]
Decrease in accounts receivable caused by impairment			¥ 46,045